Income Taxes (Details Narrative) - Northern Lights Acquisition Corp [Member]	10 Months Ended
Dec. 31, 2021 USD ($)
Restructuring Cost and Reserve [Line Items]
Change in valuation allowance	$ 146,496
Net operating loss carryforwards	$ 417,198